21. LEASING TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Leasing Transactions
LEASING TRANSACTIONS

21.  LEASING TRANSACTIONS

As mentioned in Note 2.4, as from January 1, 2019, IFRS 16 – Leases came into effect.

The Company has made an assessment on its contracts and recognized a right to use and a lease liability for the following contracts which contain  a lease:

•	Leasing of commercial real estate used for serving customers;

•	Leasing of buildings used as administrative headquarters;
•	Leasing of commercial vehicles used in operations.

The Company has elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets). Thus, these leasing agreements are recognized as an expense in the income statement on the straight-line basis, over the period of the leasing. Their effects on net income from January to December 2019 were immaterial.

The discount rates were obtained by reference to the Company’s incremental borrowing rate, based on the debts contracted by the Company and through quotations with potential financial institutions.

a) Right-of-use assets

The right-of-use assets were valued at cost, corresponding to the amount of the initial measurement of the lease liabilities, and amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

The breakdown of the balance for each type of asset identified is as follows:

	Dec. 31, 2019	Jan 1, 2019
Real estate property	206	238
Vehicles	71	104
	277	342

Changes in the right-of-use assets are as follows:

	Real estate property	Vehicles	Total
January 1, 2019	238	104	342
Addition	28	4	32
Disposals (contracts terminated)	(13)	-	(13)
Amortization (1)	(37)	(39)	(76)
Remeasurement (2)	(10)	2	(8)
Balances at December 31, 2019	206	71	277

(1)	Amortization of the right-of-use assets is recognized in the Income Statement is net of use of the credits of PIS, Pasep and Cofins taxes on leasing payments ofR$5.
(2)	The Company has identified events giving rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.

b) Lease liabilities

The liability for leasing agreements was measured at the present value of lease payments to be made over the lease term, discounted at the Company’s incremental borrowing rate.

The changes in the lease liabilities are as follows:

2019
January 1, 2019 (1)	342
Addition	32
Disposals (contracts terminated)	(13)
Accrued interest (2)	36
Payment of principal portion of lease liability	(96)
Payment of interest	(5)
Remeasurement (3)	(8)
Balances at December 31, 2019	288
Current liabilities	85
Non-current liabilities	203

(1)	The Company’s incremental borrowing rate applied to the lease liability recognized in the statement of financial position on the date of the initial application varied between 7.96% p.a. and 10.64% p.a., depending on the leasing contract period, and 13.17% p.a., respectively, for contracts with maturities of up to two years, two to five years and longer than five years. The rates applied to the contracts entered into during 2019 were 6.87% p.a., 7.33% p.a. and 8.08% p.a., for contracts with maturities, respectively, of up to three years, three to four years, and over four years. To determine the incremental borrowing rate, the Company used as a reference quotations obtained from financial institutions, these being a function of the Company’s credit risk, and market conditions on the date of contracting.
(2)	Financial expenses recognized in the income statement are net of PIS/Pasep and Cofins taxes credits on lease payments in the amounts of R$2.
(3)	The Company identified events that give rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.

The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows:

Cash flow	Nominal	Adjusted to present value
Consideration for the leasing	704	288
Potential PIS/Pasep and Cofins (9.25%)	56	18

The cash flows of the contracts containing a lease are, in their majority, indexed to the IPCA inflation index on an annual basis. Below is an analysis of maturity of lease contracts:

2020	86
2021	58
2022	26
2023	26
2024	26
2025 at 2045	482
Undiscounted values	704
Embedded interest	(416)
Lease liabilities	288